SHARE-BASED COMPENSATION - Stock option valuation (Details) $ / shares in Units, $ in Thousands, ¥ in Millions			12 Months Ended
	Jun. 27, 2018 USD ($)	Jun. 27, 2018 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
SHARE-BASED COMPENSATION
Expected dividend yield			0.00%	0.00%	0.00%	0.00%
Contractual term (in years)			10 years	10 years	10 years	10 years
Share-based compensation expense | $						$ 0
Stock options | Minimum
SHARE-BASED COMPENSATION
Expected volatility			42.00%	42.00%	43.00%	45.00%
Risk free interest rate (per annum)			2.49%	2.49%	2.08%	2.08%
Exercise multiple			2.8	2.8	2.8	2.8
Stock options | Maximum
SHARE-BASED COMPENSATION
Expected volatility			47.00%	47.00%	51.00%	53.00%
Risk free interest rate (per annum)			2.69%	2.69%	2.32%	2.40%
Exercise multiple			2.2	2.2	2.2	2.2
Stock options | Key management
SHARE-BASED COMPENSATION
Share-based compensation expense			$ 4,200	¥ 28.2
Stock options | Management and Employees
SHARE-BASED COMPENSATION
Share-based compensation expense			21,700	150.9
Restricted shares
SHARE-BASED COMPENSATION
Share-based compensation expense			$ 100	¥ 0.8	$ 0
Number of restricted stock
Granted (in shares) | shares			160,190	160,190	0
Vested (in shares) | shares			(26,856)	(26,856)
Unvested the end of the period (in shares) | shares			133,334	133,334
Weighted-average grant date fair value per share
Granted (in dollars per share) | $ / shares			$ 1.95
Vested (in dollars per share) | $ / shares			0.39
Unvested restricted common stock at the end of the period (in dollars per share) | $ / shares			$ 2.26
Initial public offering | Stock options
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 36,700	¥ 242.9